UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208
(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 3/31

Date of reporting period: 12/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Dean Small Cap Value Fund

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.29%

Consumer Discretionary — 14.04%
Aaron’s, Inc.	164,400	$3,680,916
Brinker International, Inc.	60,715	2,911,284
Cabela’s, Inc. - Class A *	53,245	2,488,139
Fox Factory Holding Corp. *	103,685	1,713,913
John Wiley & Sons, Inc. - Class A	43,905	1,977,042
Meritage Homes Corp. *	70,990	2,412,950
Thor Industries, Inc.	70,990	3,986,088
Tower International, Inc.	108,950	3,112,701
Tupperware Brands Corp.	47,583	2,647,994

		24,931,027

Energy — 4.65%
Dril-Quip, Inc. *	61,650	3,651,529
Frank’s International NV	275,560	4,599,096

		8,250,625

Financials — 24.39%
American Equity Investment Life Holding Co.	167,765	4,031,393
AMERISAFE, Inc.	62,780	3,195,502
BancFirst Corp.	28,955	1,697,342
BBCN Bancorp, Inc.	223,810	3,854,008
Bryn Mawr Bank Corp.	75,477	2,167,699
Community Trust Bancorp, Inc.	76,595	2,677,761
ConnectOne Bancorp, Inc.	132,640	2,479,042
Enstar Group Ltd. *	14,010	2,102,060
Horace Mann Educators Corp.	64,455	2,138,617
Horizon Bancorp	35,871	1,002,953
Lakeland Financial Corp.	65,385	3,048,249
ProAssurance Corp.	53,245	2,583,980
Renasant Corp.	70,990	2,442,766
Tompkins Financial Corp.	33,630	1,888,661
TriCo Bancshares	112,090	3,075,750
United Financial Bancorp, Inc.	69,124	890,317
Waddell & Reed Financial, Inc. - Class A	141,092	4,043,697

		43,319,797

Industrials — 14.42%
Argan, Inc.	85,935	2,784,294
AZZ, Inc.	31,760	1,764,903
Crane Co.	62,212	2,976,222
EnerSys	15,880	888,168
Federal Signal Corp.	191,400	3,033,690
Hillenbrand, Inc.	100,695	2,983,593
ITT Corp.	67,255	2,442,702
Kadant, Inc	44,835	1,820,749
MYR Group, Inc *	196,160	4,042,858
Tetra Tech, Inc.	110,225	2,868,055

		25,605,234

Information Technology — 15.69%
Cabot Microelectronics Corp. *	51,375	2,249,198
Convergys Corp.	181,214	4,510,416
Intersil Corp. - Class A	77,530	989,283
ManTech International Corp. - Class A	87,805	2,655,223
Mentor Graphics Corp.	103,685	1,909,878
Methode Electronics, Inc.	108,355	3,448,940
MTS Systems Corp.	44,835	2,842,987

See accompanying notes which are an integral part of these schedule of investments.

Dean Small Cap Value Fund

Schedule of Investments – (continued)

December 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.29% - (continued)

Information Technology — 15.69% - (continued)
Plexus Corp. *	136,380	$4,762,390
Tech Data Corp. *	67,628	4,489,147

		27,857,462

Materials — 7.57%
Compass Minerals International, Inc.	59,780	4,499,641
Domtar Corp.	79,400	2,933,830
Hawkins, Inc.	34,560	1,236,211
Innospec, Inc.	87,805	4,768,690

		13,438,372

Real Estate Investment Trusts — 4.98%
Care Capital Properties, Inc.	108,355	3,312,412
Chesapeake Lodging Trust	86,870	2,185,649
PS Business Parks, Inc.	38,298	3,348,394

		8,846,455

Telecommunication Services — 2.02%
Atlantic Tele-Network, Inc.	45,770	3,580,587

Utilities — 11.53%
ALLETE, Inc.	66,320	3,371,046
El Paso Electric Co.	98,080	3,776,080
Laclede Group, Inc./The	43,905	2,608,396
New Jersey Resources Corp.	94,345	3,109,611
NorthWestern Corp.	54,180	2,939,265
South Jersey Industries, Inc.	198,591	4,670,860

		20,475,258

Total Common Stocks (Cost $170,470,326)		176,304,817

Money Market Securities — 0.70%

Fidelity Institutional Money Market Portfolio – Institutional Class, 0.32% (a)	1,248,189	1,248,189

Total Money Market Securities (Cost $1,248,189)		1,248,189

Total Investments – 99.99% (Cost $171,718,515)		177,553,006

Other Assets in Excess of Liabilities – 0.01%		18,600

NET ASSETS – 100.00%		$177,571,606

(a)	Rate disclosed is the seven day yield as of December 31, 2015.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC (formerly Huntington Asset Services, Inc.).

See accompanying notes which are an integral part of these schedule of investments.

As of December 31, 2015, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$11,270,924
Unrealized depreciation	(5,510,903)

Net unrealized appreciation	$5,760,021

Aggregate cost of securities for federal income tax purposes	$171,792,985

See accompanying notes which are an integral part of these schedule of investments.

Dean Mid Cap Value Fund

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.14%

Consumer Discretionary — 13.06%
Aramark	8,747	$282,091
Genuine Parts Co.	2,786	239,290
Interpublic Group of Cos., Inc./The	11,290	262,831
Macy’s, Inc.	5,544	193,929
Murphy USA, Inc.	4,030	244,782
Newell Rubbermaid, Inc.	6,455	284,536
Panera Bread Co. - Class A *	1,456	283,600
Vista Outdoor, Inc. *	5,842	260,027

		2,051,086

Consumer Staples — 6.87%
Edgwell Personal Care Co.	2,786	218,339
Ingredion, Inc.	2,710	259,726
JM Smucker Co./The	2,291	282,572
Tyson Foods, Inc. - Class A	5,962	317,953

		1,078,590

Energy — 7.61%
Cimarex Energy Co.	1,996	178,402
Concho Resources, Inc. *	2,661	247,100
EQT Corp.	3,937	205,236
Frank’s International NV	18,900	315,441
Pioneer Natural Resources Co.	1,990	249,506

		1,195,685

Financials — 20.09%
Allstate Corp.	3,878	240,785
Ameriprise Financial, Inc.	2,194	233,485
Brown & Brown, Inc.	7,400	237,540
Citizens Financial Group, Inc.	9,921	259,831
Commerce Bancshares, Inc.	6,770	287,996
Discover Financial Services	4,435	237,805
KeyCorp	16,838	222,093
M&T Bank Corp.	2,166	262,476
Reinsurance Group of America, Inc.	2,921	249,892
Torchmark Corp.	6,262	357,936
Unum Group	8,444	281,101
W.R. Berkley Corp.	5,171	283,112

		3,154,052

Health Care — 8.12%
C.R. Bard, Inc.	1,304	247,030
Mednax, Inc. *	3,698	264,999
Patterson Companies, Inc.	5,994	270,989
Quest Diagnostics, Inc.	3,511	249,773
Zimmer Holdings, Inc.	2,356	241,702

		1,274,493

Industrials — 10.62%
Flowserve Corp.	3,693	155,401
Parker-Hannifin Corp.	2,202	213,550
Republic Services, Inc.	7,337	322,755
Rockwell Automation, Inc.	2,200	225,742
Snap-on, Inc.	1,482	254,059
W.W. Grainger, Inc.	1,206	244,324
Xylem, Inc.	6,896	251,704

		1,667,535

See accompanying notes which are an integral part of these schedule of investments.

Dean Mid Cap Value Fund

Schedule of Investments – (continued)

December 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.14% - (continued)

Information Technology — 10.50%
Arrow Electronics, Inc. *	4,369	$236,712
Global Payments, Inc.	6,250	403,188
Linear Technology Corp.	6,009	255,202
Littelfuse, Inc.	2,231	238,739
Synopsys, Inc. *	7,838	357,491
Western Digital Corp.	2,608	156,610

		1,647,942

Materials — 8.10%
Airgas, Inc.	2,749	380,242
Bemis Co., Inc.	5,891	263,269
Eastman Chemical Co.	2,870	193,754
Nucor Corp.	4,867	196,140
Sealed Air Corp.	5,332	237,807

		1,271,212

Real Estate Investment Trusts — 5.81%
Equity LifeStyle Properties, Inc.	5,775	385,019
Omega Healthcare Investors, Inc.	6,700	234,366
Weingarten Realty Investors	8,495	293,757

		913,142

Utilities — 7.36%
Ameren Corp.	5,448	235,517
CMS Energy Corp.	8,260	298,021
Westar Energy, Inc.	7,488	317,566
Xcel Energy, Inc.	8,479	304,481

		1,155,585

Total Common Stocks (Cost $12,310,079)		15,409,322

Money Market Securities — 1.88%

Fidelity Institutional Money Market Portfolio – Institutional Class, 0.32% (a)	294,653	294,653

Total Money Market Securities (Cost $294,653)		294,653

Total Investments – 100.02% (Cost $12,604,732)		15,703,975

Liabilities in Excess of Other Assets – (0.02)%		(3,173)

NET ASSETS – 100.00%		$15,700,802

(a)	Rate disclosed is the seven day yield as of December 31, 2015.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC (formerly Huntington Asset Services, Inc.).

See accompanying notes which are an integral part of these schedule of investments.

As of December 31, 2015, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$3,334,868
Unrealized depreciation	(223,869)

Net unrealized appreciation	$3,110,999

Aggregate cost of securities for federal income tax purposes	$12,592,976

See accompanying notes which are an integral part of these schedule of investments.

Dean Funds

Related Notes to the Schedule of Investments

December 31, 2015

(Unaudited)

The Dean Small Cap Value Fund (the “Small Cap Fund”) and the Dean Mid Cap Value Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Distributions received from investments in real estate investment trusts (“REITS”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITS are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser

Dean Funds

Related Notes to the Schedule of Investments - continued

December 31, 2015

(Unaudited)

believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service using observable inputs other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser or Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at December 31, 2015 in valuing the Small Cap Fund’s investments:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$176,304,817	$—	$—	$176,304,817
Money Market Securities	1,248,189	—	—	1,248,189

Total	$177,553,006	$—	$—	$177,553,006

*	Refer to the Schedule of Investments for industry classifications.

Dean Funds

Related Notes to the Schedule of Investments - continued

December 31, 2015

(Unaudited)

The following is a summary of the inputs used at December 31, 2015 in valuing the Mid Cap Fund’s investments:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$15,409,322	$—	$—	$15,409,322
Money Market Securities	294,653	—	—	294,653

Total	$15,703,975	$—	$—	$15,703,975

*	Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended December 31, 2015, the Funds had no transfers between levels. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	2/24/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	2/24/16

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	2/24/16